Stockholders' Equity and Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Stockholders' Equity and Accumulated Other Comprehensive Income (Loss)	Stockholders' Equity and Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
The following table summarizes the change in the components of the Company's accumulated other comprehensive income (loss) for the years ended December 31, as indicated.

(dollars in thousands)	Unrealized Income (Loss) on Securities (1)	Unrecognized Net Pension and Postretirement Costs (2)	Accumulated Other Comprehensive Income (Loss)
Balance, December 31, 2023	$(21,461)	$7,699	$(13,762)
Other comprehensive loss, before reclassifications	(3,740)	(690)	(4,430)
Amounts reclassified from accumulated other comprehensive loss	—	6,100	6,100
Other comprehensive (loss) income, before tax	(3,740)	5,410	1,670
Income tax expense	785	(1,136)	(351)
Other comprehensive (loss) income, net of tax	(2,955)	4,274	1,319
Balance, December 31, 2024	(24,416)	11,973	(12,443)
Other comprehensive income (loss), before reclassifications	10,032	(1,275)	8,757
Amounts reclassified from accumulated other comprehensive income (loss)	(125)	2,546	2,421
Other comprehensive income, before tax	9,907	1,271	11,178
Income tax expense	(2,081)	(267)	(2,348)
Other comprehensive income, net of tax	7,826	1,004	8,830
Balance, December 31, 2025	$(16,590)	$12,977	$(3,613)
(1)The pre-tax amounts reclassified from accumulated other comprehensive income (loss) are included in gains (losses) on sale of investment securities in the Consolidated Statements of Income.
(2)The pre-tax amounts reclassified from accumulated other comprehensive income (loss) are included in the computation of net periodic pension (income) cost. See Note 14, "Retirement Plans."
Shares issued and outstanding
The following table shows the changes in shares of common stock issues and common stock held as treasury shares for the years ended December 31, 2025, 2024, and 2023.

(dollars in thousands)	Common Stock Issued	Treasury Stock Held	Common Stock Outstanding
Balance at, December 31, 2022	$7,284	$(516)	$6,769
Stock dividend	271	—	271
Repurchase of common stock	—	—	—
Balance at, December 31, 2023	7,555	(516)	7,039
Restricted share unit activity	—	6	6
Repurchase of common stock	—	(57)	(57)
Balance at, December 31, 2024	7,555	(566)	6,989
Restricted share unit activity	—	13	13
Repurchase of common stock	—	(100)	(100)
Balance at, December 31, 2025	$7,555	$(654)	$6,901
Stock Dividend
On July 1, 2023, the Company paid a stock dividend of four percent to common shareholders of record at the close of business on June 15, 2023. For all periods presented, share information, including basic and diluted earnings per share, has been adjusted retroactively to reflect this change.
Repurchase Program
Pursuant to the Company's common stock repurchase program adopted in 2019, management was given discretion to determine the number and pricing of the shares to be purchased, as well as the timing of any such purchases. The Company repurchased 45,686 shares under this repurchase plan at an average cost of $27.09 per share totaling $1.2 million during the year ended December 31, 2025.
On June 5, 2025, the Company announced that its Board of Directors approved a new common stock repurchase program under which the Company may repurchase up to $10.0 million of its common stock, which replaced the Company’s prior 2019 common stock repurchase program. Pursuant to the repurchase program, management is given discretion to determine the number and pricing of the shares to be repurchased, as well as the timing of any such repurchases. The timing and total amount of stock repurchases will depend on market and other conditions and may be made from time to time in open market purchases or privately negotiated transactions. The program has no termination date, may be suspended or discontinued at any time and does not obligate the Company to acquire any amount of common stock. As of December 31, 2025, $8.4 million remains available for share repurchases pursuant to the plan. The Company repurchased 54,672 common shares under the repurchase plan during the year end December 31, 2025 at an average cost of $28.72 per share totaling $1.6 million, exclusive of any applicable excise tax.